Operating Leases (Tables)	12 Months Ended
Dec. 31, 2014
Operating Leases [Abstract]
Schedule of obligations for future minimum payments under operating leases
2015	$66,000
2016	11,000
Thereafter	-

Total minimum payments required	$77,000